CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	1,600
Preferred stock shares outstanding	0	1,600
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	5,082,726	4,902,071
Common stock shares outstanding	5,082,726	4,902,071